LEASE COMMITMENTS - Schedule of Future Minimum Rental Payments for Operating Leases, Prior to Adoption of ASC 842 (Details) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 30.5
2020	25.8
2021	22.9
2022	18.7
2023	16.4
Thereafter	37.0
Total minimum obligations	$ 151.3